Note 35 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
35.	EVENTS AFTER THE REPORTING PERIOD

i) In
January 2018,
Ambev S.A., through its subsidiaries Labatt Breweries and Ambev Luxemburgo, acquired two
new loans totaling approximately
R$2.0
billion, maturing in up to
one
year.

ii) In
January 2018,
Ambev S.A., informed its investors and the market in general that, as per the notice to the market issued as of
December 1
st
,
2017,
concluded the transaction with ELJ, shareholder in Tenedora, owner of almost the totality of CND. As a result of the such transaction, the Company, directly and indirectly, became the owner of approximately
85%
of Tenedora, with ELJ owning the remaining
15%,
as well as the term of exercise of the call option becomes from
January 2019
to
January 2022.